STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions estimating the fair value

Stock price	$0.03
Exercise price	$0.01
Expected life (years)	4.0
Expected volatility	78.3%
Annual dividend yield	0.0%
Discount rate	0.0%

Stock price	$0.03
Exercise price	$0.01
Expected life (years)	4.0
Expected volatility	78.3%
Annual dividend yield	0.0%
Discount rate	0.0%